Issued Capital	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Issued Capital
18.	Issued Capital

(in thousands)	Note	December 31 2024	December 31 2023

Issued capital

Share capital issued and outstanding: 453,677,299 common shares (December 31, 2023: 453,069,254 common shares)	18.1	$3,798,108	$3,777,323

18.1.	Shares Issued
The Company is authorized to issue an unlimited number of common shares having no
par value and an unlimited number of preference shares issuable in series. As at December 31, 2024 and 2023, the Company had no preference shares outstanding.
A continuity schedule of the Company’s issued and outstanding common shares from January 1, 2023 to December 31, 2024 is presented below:

	Number of Shares	Weighted Average Price

At January 1, 2023	452,318,526

Share purchase options exercised 1	488,922	Cdn$32.82

Restricted share units released 1	119,827	Cdn$0.00

Dividend reinvestment plan 2	141,979	US$46.73

At December 31, 2023	453,069,254

Share purchase options exercised 1	500,017	Cdn$36.18

Restricted share units released 1	69,494	Cdn$0.00

Dividend reinvestment plan 2	38,534	US$54.92

At December 31, 2024	453,677,299

1)	The weighted average price of share purchase options exercised and restricted share units released represents the respective exercise price.
2)
The Company has implemented a dividend reinvestment plan (“DRIP”) whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares. The weighted average price for common shares issued under the DRIP represents the volume weighted average price of the common shares on the five trading days preceding the dividend payment date.

At the Market Equity Program
The Company established an
at-the-market
equity program (the “ATM Program”) to allow the Company to issue up to $300 million
worth of common shares from treasury (“Common Shares”) to the public from time to time at the Company’s discretion and subject to regulatory requirements.
Wheaton intended that the net proceeds from the ATM Program, if any, would be available as one potential source of funding for stream acquisitions and/or other general corporate purposes including the repayment of indebtedness. However, as at December 31, 2024 the Company has not issued any shares under the ATM program and the Company has elected not to renew the ATM Program.

18.2.	Dividends De cla red

	Years Ended December 31

(in thousands, except per share amounts)	2024		2023

Dividends declared per share	$0.620		$0.600

Average number of shares eligible for dividend	453,493		452,906

Total dividends paid	$281,166		$271,744

Paid as follows:

Cash	$279,050	99%	$265,109	98%

DRIP 1	2,116	1%	6,635	2%

Total dividends paid	$281,166	100%	$271,744	100%

1)	The Company has implemented a DRIP whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares.